EQUITY-ACCOUNTED INVESTMENTS (Details) - ZAR (R) R in Millions		12 Months Ended
	Dec. 18, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the period		R 2,157.4	R 167.5
(Gain)/loss on foreign exchange differences		292.4	219.6	R (359.4)
Balance at the end of the period		R 2,244.1	2,157.4	167.5
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Interest in associates (as a percent)		33.10%
Loan	R 384.6
Debt term		2 years
Balance at the beginning of the period		R 72.4	148.7	55.1
Share of results of equity-accounted investee after tax		124.5	(116.5)	114.5
Interest on the loan to equity-accounted investee capitalised		1.5	40.2
Loan (repaid by)/advanced to equity-accounted investee				(20.9)
Balance at the end of the period		R 198.4	72.4	148.7
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Interest in associates (as a percent)		50.00%
Balance at the beginning of the period		R 2,049.3
Share of results of equity-accounted investee after tax		175.0	114.9
Equity-accounted investment on acquisition of subsidiaries			2,066.7
Foreign currency translation		(211.4)	(132.3)
Balance at the end of the period		2,012.9	2,049.3
Other equity-accounted investments
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the period		35.7	18.8
Balance at the end of the period		R 32.8	R 35.7	R 18.8
Subordinated shareholders loan [member] | Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Amount of draw down from loan	1,029.0
Loan	R 1,200.0